Short-Term Promissory Notes and Unsecured Loan (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term promissory notes			$ 253,000
Unsecured loans	$ 528,000	$ 283,000